Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	67.50%	65.30%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	32.10%	31.70%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.40%	3.00%